Leases - Summary Of Components Of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Fixed lease cost	$ 278	$ 155
Short-term lease cost	35	11
Total operating lease cost	$ 313	$ 166